Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Common Shares Issued for Warrant Exercise

In April 2025, the Company issued 242,304 shares of its common stock upon the exercise of warrants on a cashless basis.

NOTE 22 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Series D Convertible Preferred Stock

On January 6, 2025, the Company filed a certificate of designations of preferences, rights, and limitations of Series D Convertible Preferred Stock (the “Series D Certificate of Designations”) with the Department of State, Division of Corporations, of the State of Delaware, which provides for the designation of 5,000 shares of Series D Preferred Stock of the Company, par value $0.0001 per share, upon the terms and conditions as set forth in the Series D Certificate of Designations. Each share of Series D Preferred Stock has a stated value of $1,000 (the “Stated Value”).

The Series D Preferred Stock shall rank (i) senior to the Company’s common stock (the “Common Stock”) and any other class or series of capital stock of the Company created hereafter, the terms of which specifically provide that such class or series shall rank junior to the Series D Preferred Stock, (ii) pari passu with any class or series of capital stock of the Company created hereafter specifically ranking, by its terms, on par with the Series D Preferred Stock, (iii) pari passu with the Series B Convertible Preferred Stock of the Company (the “Series B Preferred Stock”) with respect to its rights, preferences and restrictions, and (iv) pari passu with the Series C Convertible Preferred Stock of the Company (the “Series C Preferred Stock”).

Holders of the Series D Preferred Stock have no voting power except as otherwise required by the Delaware General Corporation Law.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the holders of the Series D Preferred Stock shall be entitled to receive out of the assets available for distribution to stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series D Preferred Stock, including the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series D Preferred Stock and (iii) in preference and priority to the holders of the shares of Common Stock, an amount equal to 100% of the Stated Value of the Series D Preferred Stock, in proportion to the full and preferential amount that all shares of the Series D Preferred Stock are entitled to receive.

Each share of Series D Preferred Stock shall be convertible into Common Stock (the “Conversion Shares”) at a conversion per share equal to $2.41, at the option of the holder, at any time after the Company has obtained shareholder approval for the issuance of the Conversion Shares pursuant to the rules of the Nasdaq Stock Market. In addition, the holder shall not have the right to convert any portion of the Series D Preferred Stock if, after giving effect to the conversion, such holder (together with its affiliates) would beneficially own in excess of 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of the respective Conversion Shares.

On January 9, 2025, the Company entered into an exchange agreement with Wenzhao Lu, the Company’s chairman of the Board of Directors, pursuant to which Mr. Lu exchanged 9,000 shares of Series A Preferred Stock of the Company for 5,000 shares of Series D Preferred Stock of the Company.

Redemption Agreement

During 2025, to preserve cash, the Company entered into discussions with Lab Services MSO for the potential redemption of our investment and on February 26, 2025, the Company and Lab Services MSO entered into a Redemption and Abandonment Agreement (the “Redemption Agreement”), whereby Lab Services MSO redeemed the 40% equity interest in Lab Services MSO held by the Company for cash and the surrender of its Series B Convertible Preferred Stock having a carrying value of $11,000,000. The aggregate cash amount to the Company for the redemption was $1,745,000, to be paid as follows: one payment of $95,000 at the closing of the redemption and, beginning in March 2025, monthly payments of $75,000 until December 2026. In addition, pursuant to the terms of the Redemption Agreement, all shares of the Company’s Series B Convertible Preferred Stock previously issued to SCBC Holdings LLC as partial consideration for the equity interests of Laboratory Services MSO, were permanently surrendered and relinquished to the Company for no additional consideration. Accordingly, beginning in February 2025, the Company no longer offers laboratory services.

Agreement and Plan of Merger

On March 7, 2025, the Company, Nexus MergerSub Limited, a business company incorporated in the British Virgin Islands and a wholly owned subsidiary of the Company (“Merger Sub”), and YOOV Group Holding Limited, a business company incorporated in the British Virgin Islands (“YOOV”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which Merger Sub will merge with and into YOOV, with YOOV surviving the merger and becoming a direct, wholly owned subsidiary of the Company (the “Merger”). The Merger is expected to be completed in the third quarter of 2025, subject to customary closing conditions.

Subject to the terms and conditions of the Merger Agreement, immediately prior to the effective time of the Merger (the “Effective Time”), each then-outstanding share of YOOV preferred shares, par value $0.10 per share, will either automatically be converted into shares of YOOV ordinary shares, par value $0.10 per share (the “YOOV Ordinary Shares”) or canceled and cease to exist in accordance with their terms. At the Effective Time, each then-outstanding YOOV Ordinary Share (other than any shares held in treasury and Dissenting Shares (as defined in the Merger Agreement)) will be automatically converted into a number of shares of the Company’s common stock, par value $0.0001 per share (the “Avalon Common Stock”), equal to the Exchange Ratio. The “Exchange Ratio” will be the ratio (rounded to four decimal places), determined as follows: if the closing price of the Avalon Common Stock on The Nasdaq Stock Market LLC (“Nasdaq”) on the second trading day immediately preceding the Effective Time is (x) less than or equal to $5.00, the Exchange Ratio shall be 60,000,000 divided by YOOV Outstanding Shares (as defined in the Merger Agreement); or (y) greater than $5.00, the Exchange Ratio shall be 54,000,000 divided by YOOV Outstanding Shares.

Pursuant to the terms of the Merger Agreement, (i) each then-outstanding share of Avalon Common Stock will remain issued and outstanding after the Effective Time and (ii) each then-outstanding option to purchase Avalon Common Stock, whether or not vested, will remain issued and outstanding after the Effective Time. The then-outstanding shares of Series C Convertible Preferred Stock of the Company and Series D Convertible Preferred Stock of the Company will remain outstanding in accordance with their terms. Additionally, at the Effective Time, the name of the Company will be changed to “YOOV, Inc.”

In connection with the Merger, the Company will seek approval of its stockholders to, among other things, (i) approve the issuance of the shares of Avalon Common Stock to be issued to YOOV shareholders in connection with the Merger pursuant to the rules of Nasdaq and (ii) amend the Company’s certificate of incorporation to effect a reverse stock split of the Avalon Common Stock to the extent the Company and YOOV mutually agree implementing such reverse stock split is necessary to meet Nasdaq’s listing requirements (collectively, the “Avalon Stockholder Matters”).

Each of the Company and YOOV have made customary representations, warranties and covenants in the Merger Agreement, including, among other things, covenants relating to (i) obtaining the requisite approval of its respective stockholders, (ii) non-solicitation or facilitation of any Takeover Proposal or Superior Proposal (as each is defined in the Merger Agreement), (iii) the conduct of its respective business during the period between the signing of the Merger Agreement and the closing of the Merger, and (iv) the Company filing with the U.S. Securities and Exchange Commission (the “SEC”) and causing to become effective a registration statement on Form S-4 (the “Registration Statement”) to register the shares of Avalon Common Stock to be issued in connection with the Merger.

Consummation of the Merger is subject to certain closing conditions, including, among other things, (i) approval of the Avalon Stockholder Matters by the requisite the Company stockholders, (ii) adoption and approval of the Merger Agreement, and the transactions contemplated thereby, by the requisite YOOV shareholders, (iii) the effectiveness of the Registration Statement and (iv) the listing of the Avalon Common Stock issuable in connection with the Merger on Nasdaq. Each party’s obligation to consummate the Merger is also subject to other specified customary conditions, including regarding the accuracy of the representations and warranties of the other party, subject to the applicable materiality standard, and the performance in all material respects by the other party of its obligations under the Merger Agreement required to be performed on or prior to the Effective Time.

The Merger Agreement contains certain termination rights for both the Company and YOOV, including the right to terminate the Merger Agreement at any time before the Effective Time, whether before or after the Avalon Stockholder Matters have been approved, by mutual written consent of the parties. In addition, the Merger Agreement may be terminated at any time by either party if the Merger is not consummated on or before March 7, 2026 (the “End Date”), provided that the End Date may be extended by either party for up to 60 days in the event that the SEC has not declared effective the Registration Statement by the date which is 60 days prior to the End Date. Upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay YOOV a termination fee of $1.0 million; however, YOOV is not required to pay the Company a termination fee.

At the Effective Time, the board of directors of the Company (the “Avalon Board”) is expected to consist of seven (7) members, five (5) of whom will be designated by YOOV and two (2) of whom will be designated by the Company, as provided in the Merger Agreement.

Voting and Support Agreements

Concurrently with the execution of the Merger Agreement, (i) the officers, directors and certain shareholders of YOOV (solely in their respective capacities as YOOV shareholders) have entered into voting and support agreements with the Company and YOOV, pursuant to which such YOOV shareholders agree, among other things to, (a) not transfer their capital stock of YOOV, subject to certain limited exceptions and (b) vote all of their shares of capital stock of YOOV in favor of the adoption and approval of the Merger Agreement and the transactions contemplated thereby and against, among other things, any Takeover Proposals (the “YOOV Voting Agreement”) and (ii) the officers, directors and certain stockholders of the Company (solely in their respective capacities as Avalon Stockholders) have entered into voting and support agreements with the Company and YOOV, pursuant to which such the Company stockholders agree, among other things to, (a) not transfer their capital stock of the Company, subject to certain limited exceptions and (b) vote all of their shares of capital stock of the Company in favor of, among other things, the Avalon Stockholder Matters and against, among other things, any Takeover Proposals (the “Avalon Voting Agreement”).

Lock-Up Agreements

Concurrently with the execution of the Merger Agreement, certain directors, officers and stockholders of each of the Company and YOOV have entered into lock-up agreements (the “Lock-Up Agreement”), pursuant to which, subject to specified exceptions, they have agreed not to transfer their shares of Avalon Common Stock, during the 180-day period following the Effective Time.

Certificates of Elimination

The Company previously designated (i) 15,000 shares of preferred stock as Series A Convertible Preferred Stock (the “Series A Preferred Stock”), of which no shares remain outstanding as a result of the exchange agreement entered with Wenzhao Lu on January 9, 2025 and (ii) 15,000 shares of Series B Preferred Stock, of which no shares remain outstanding as a result of the surrender of the Series B Preferred Stock in connection with the redemption and abandonment agreement with the Company, Avalon Laboratory Services, Inc., Laboratory Services MSO, LLC and the other parties signatory thereto on February 26, 2025.

On March 7, 2025, the Company filed a Certificate of Elimination relating to each of the Series A Preferred Stock and the Series B Preferred Stock (the “Eliminations of Designation”) with the Secretary of State of the State of Delaware, thereby terminating the designations of the Series A Preferred Stock and the Series B Preferred Stock. The Eliminations of Designation were effective upon filing and eliminated from the Company’s Amended and Restated Certificate of Incorporation (as amended and/or restated from time to time, the “Avalon Charter”) all matters set forth in the previously-filed Certificates of Designations with respect to the previously designated Series A Preferred Stock and Series B Preferred Stock.

Bylaws Amendment

On March 7, 2025, the Avalon Board approved and adopted an amendment (the “Amendment”) to the Company’s Amended and Restated Bylaws (the “Avalon Bylaws”). The Amendment reduces the quorum at any meeting of stockholders, except as otherwise required by law or by the Avalon Charter or the Avalon Bylaws, to one-third of the voting power of the shares of capital stock outstanding and entitled to vote at the meeting, present in person, present by remote communication, if applicable, or represented by proxy.

Common Shares Issued for Warrant Exercise

In March 2025, the Company issued 186,877 shares of its common stock upon cashless exercise of warrants to purchase 11,833 shares of common stock.

Common Shares Issued for Services

In March 2025, the Company issued a total of 22,278 shares of its common stock for services rendered and to be rendered. These shares were valued at $113,847, the fair market values on the grant dates using the reported closing share prices on the dates of grant.